Fair Value Measurement (Details) (USD $)																																																																																																																																																																																																																																																																																																																				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Level 1 [Member]	Dec. 31, 2009 Level 1 [Member]	Dec. 31, 2010 Level 1 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Equity Securities [Member]	Dec. 31, 2009 Level 1 [Member] Equity Securities [Member]	Dec. 31, 2010 Level 1 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member] Physical commodities [Member]	Dec. 31, 2009 Level 1 [Member] Physical commodities [Member]	Dec. 31, 2010 Level 1 [Member] Others [Member]	Dec. 31, 2009 Level 1 [Member] Others [Member]	Dec. 31, 2010 Level 1 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2009 Level 1 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2010 Level 1 [Member] Other assets [Member]	Dec. 31, 2009 Level 1 [Member] Other assets [Member]	Dec. 31, 2010 Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 1 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 1 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 1 [Member] Commodity Contract [Member]	Dec. 31, 2010 Level 1 [Member] Debt Securities [Member]	Dec. 31, 2009 Level 1 [Member] Debt Securities [Member]	Dec. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 1 [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 1 [Member]	Dec. 31, 2009 Level 1 [Member]	Dec. 31, 2010 Level 1 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 1 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 1 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 1 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 1 [Member] Commodity Contract [Member]	Dec. 31, 2010 Level 2 [Member]	Dec. 31, 2009 Level 2 [Member]	Dec. 31, 2010 Level 2 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Equity Securities [Member]	Dec. 31, 2009 Level 2 [Member] Equity Securities [Member]	Dec. 31, 2010 Level 2 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member] Physical commodities [Member]	Dec. 31, 2009 Level 2 [Member] Physical commodities [Member]	Dec. 31, 2010 Level 2 [Member] Others [Member]	Dec. 31, 2009 Level 2 [Member] Others [Member]	Dec. 31, 2010 Level 2 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2009 Level 2 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2010 Level 2 [Member] Other assets [Member]	Dec. 31, 2009 Level 2 [Member] Other assets [Member]	Dec. 31, 2010 Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 2 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 2 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 2 [Member] Commodity Contract [Member]	Dec. 31, 2010 Level 2 [Member] Debt Securities [Member]	Dec. 31, 2009 Level 2 [Member] Debt Securities [Member]	Dec. 31, 2010 Level 2 [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 2 [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 2 [Member]	Dec. 31, 2009 Level 2 [Member]	Dec. 31, 2010 Level 2 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 2 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 2 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 2 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 2 [Member] Commodity Contract [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2009 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Equity Securities [Member]	Dec. 31, 2009 Level 3 [Member] Equity Securities [Member]	Dec. 31, 2010 Level 3 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member] Physical commodities [Member]	Dec. 31, 2009 Level 3 [Member] Physical commodities [Member]	Dec. 31, 2010 Level 3 [Member] Others [Member]	Dec. 31, 2009 Level 3 [Member] Others [Member]	Dec. 31, 2010 Level 3 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2009 Level 3 [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2010 Level 3 [Member] Other assets [Member]	Dec. 31, 2009 Level 3 [Member] Other assets [Member]	Dec. 31, 2010 Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 3 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 3 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 3 [Member] Commodity Contract [Member]	Dec. 31, 2010 Level 3 [Member] Debt Securities [Member]	Dec. 31, 2009 Level 3 [Member] Debt Securities [Member]	Dec. 31, 2010 Level 3 [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Level 3 [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2009 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Level 3 [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Level 3 [Member] Equity Contract [Member]	Dec. 31, 2010 Level 3 [Member] Commodity Contract [Member]	Dec. 31, 2010 Netting adjustments [Member]	Dec. 31, 2009 Netting adjustments [Member]	Dec. 31, 2010 Netting adjustments [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Loans [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Equity Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Equity Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Physical commodities [Member]	Dec. 31, 2009 Netting adjustments [Member] Physical commodities [Member]	Dec. 31, 2010 Netting adjustments [Member] Others [Member]	Dec. 31, 2009 Netting adjustments [Member] Others [Member]	Dec. 31, 2010 Netting adjustments [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2009 Netting adjustments [Member] Limited partnerships - Private equity funds [Member]	Dec. 31, 2010 Netting adjustments [Member] Other assets [Member]	Dec. 31, 2009 Netting adjustments [Member] Other assets [Member]	Dec. 31, 2010 Netting adjustments [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Equity Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Commodity Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Debt Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Debt Securities [Member]	Dec. 31, 2010 Netting adjustments [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Netting adjustments [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Netting adjustments [Member]	Dec. 31, 2009 Netting adjustments [Member]	Dec. 31, 2010 Netting adjustments [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Credit Risk Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Equity Contract [Member]	Dec. 31, 2010 Netting adjustments [Member] Commodity Contract [Member]	Dec. 31, 2010 Trading assets [Member]	Dec. 31, 2009 Trading assets [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2009 US Government Corporations and Agencies Securities [Member] Debt Securities [Member]	Dec. 31, 2010 US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 US Government Corporations and Agencies Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2009 Residential mortgage [Member] Debt Securities [Member]	Dec. 31, 2010 Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Residential mortgage [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2009 Commercial and other [Member] Debt Securities [Member]	Dec. 31, 2010 Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Commercial and other [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2009 U.S. Treasury and government agencies [Member] Debt Securities [Member]	Dec. 31, 2010 U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 U.S. Treasury and government agencies [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2009 Obligations of U.S. states and municipalities [Member] Debt Securities [Member]	Dec. 31, 2010 Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Obligations of U.S. states and municipalities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2009 Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] Debt Securities [Member]	Dec. 31, 2010 Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Certificates of Deposit [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2009 Non-U.S. government debt securities [Member] Debt Securities [Member]	Dec. 31, 2010 Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Non-U.S. government debt securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Corporate Debt Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Corporate Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Loans [Member] Debt Securities [Member]	Dec. 31, 2009 Loans [Member] Debt Securities [Member]	Dec. 31, 2010 Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2009 Asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Collateralized Credit Card Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Collateralized loan obligations [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Other, Debt Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2009 Equity Securities [Member] Available-for-sale Securities [Member]	Dec. 31, 2010 Physical commodities [Member]	Dec. 31, 2009 Physical commodities [Member]	Dec. 31, 2010 Others [Member]	Dec. 31, 2009 Others [Member]	Dec. 31, 2010 Limited partnerships - Private equity funds [Member]	Dec. 31, 2009 Limited partnerships - Private equity funds [Member]	Dec. 31, 2010 Other assets [Member]	Dec. 31, 2009 Other assets [Member]	Dec. 31, 2010 Interest Rate Contract [Member]	Dec. 31, 2010 Credit Risk Contract [Member]	Dec. 31, 2010 Foreign Exchange Contract [Member]	Dec. 31, 2010 Equity Contract [Member]	Dec. 31, 2010 Commodity Contract [Member]	Dec. 31, 2010 Debt Securities [Member]	Dec. 31, 2009 Debt Securities [Member]	Dec. 31, 2010 Available-for-sale Securities [Member]	Dec. 31, 2009 Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	$ 20,299,000,000	$ 20,536,000,000		$ 0	$ 0																																																																											$ 20,299,000,000	$ 20,536,000,000																																																																											$ 0	$ 0																																																																											$ 0	$ 0
Securities borrowed	13,961,000,000	7,032,000,000		0	0																																																																											13,961,000,000	7,032,000,000																																																																											0	0																																																																											0	0
Total debt and equity instruments	409,411,000,000	330,918,000,000		223,530,000,000	156,980,000,000	36,813,000,000	33,092,000,000			36,813,000,000	33,092,000,000			0	0			0	0			12,863,000,000	13,701,000,000			0	0			0	0			31,127,000,000	25,684,000,000			0	0			0	0	0	0							124,400,000,000	75,053,000,000			18,327,000,000	9,450,000,000	0	0										80,803,000,000	72,477,000,000										152,004,000,000	138,772,000,000	14,638,000,000	11,194,000,000			10,738,000,000	8,373,000,000			2,807,000,000	2,284,000,000			1,093,000,000	537,000,000			9,026,000,000	9,559,000,000			11,715,000,000	5,681,000,000			3,248,000,000	5,419,000,000			38,482,000,000	32,487,000,000			42,280,000,000	48,754,000,000			21,736,000,000	18,330,000,000	2,743,000,000	1,428,000,000							3,153,000,000	3,450,000,000			2,708,000,000	586,000,000	2,275,000,000	1,884,000,000										143,868,000,000	132,852,000,000										33,877,000,000	35,166,000,000	2,930,000,000	3,145,000,000			174,000,000	260,000,000			687,000,000	1,115,000,000			2,069,000,000	1,770,000,000			0	0			2,257,000,000	1,971,000,000			0	0			697,000,000	734,000,000			4,946,000,000	5,241,000,000			13,144,000,000	13,218,000,000	7,965,000,000	7,975,000,000							1,685,000,000	1,956,000,000			0	0	253,000,000	926,000,000										31,939,000,000	32,284,000,000										0	0	0	0			0	0			0	0			0	0			0	0			0	0			0	0			0	0			0	0			0	0	0	0							0	0			0	0	0	0										0	0												54,381,000,000	47,431,000,000			47,725,000,000	41,725,000,000			3,494,000,000	3,399,000,000			3,162,000,000	2,307,000,000			21,889,000,000	23,260,000,000			13,972,000,000	7,652,000,000			3,248,000,000	5,419,000,000			70,306,000,000	58,905,000,000			47,226,000,000	53,995,000,000			34,880,000,000	31,548,000,000	10,708,000,000	9,403,000,000							129,238,000,000	80,459,000,000			21,035,000,000	10,036,000,000	2,528,000,000	2,810,000,000										256,610,000,000	237,613,000,000
Derivative receivables	80,481,000,000	80,210,000,000		4,753,000,000	2,344,000,000																																																											2,278,000,000	0	1,121,000,000	30,000,000	1,324,000,000												1,489,340,000,000	1,516,490,000,000																																																											1,120,282,000,000	111,827,000,000	163,114,000,000	38,041,000,000	56,076,000,000												35,319,000,000	46,684,000,000																																																											5,422,000,000	17,902,000,000	4,236,000,000	5,562,000,000	2,197,000,000												(1,448,931,000,000)	(1,485,308,000,000)																																																											(1,095,427,000,000)	(122,004,000,000)	(142,613,000,000)	(39,429,000,000)	(49,458,000,000)																																																																								32,555,000,000	7,725,000,000	25,858,000,000	4,204,000,000	10,139,000,000
Total trading assets	489,892,000,000	411,128,000,000		228,283,000,000	159,324,000,000																																																																											1,641,344,000,000	1,655,262,000,000																																																																											69,196,000,000	81,850,000,000																																																																											(1,448,931,000,000)	(1,485,308,000,000)
Available-for-sale securities	316,300,000,000	360,400,000,000						104,736,000,000	158,957,000,000			104,736,000,000	158,957,000,000			0	0			0	0			522,000,000	405,000,000			31,000,000	0			6,000,000	0			13,107,000,000	5,506,000,000			1,000,000	1,000,000					0	0	0	0	0	0			1,998,000,000	2,466,000,000																120,401,000,000	167,335,000,000												69,862,000,000	28,304,000,000			15,490,000,000	8,941,000,000			48,969,000,000	14,773,000,000			5,403,000,000	4,590,000,000			10,826,000,000	29,592,000,000			11,272,000,000	6,188,000,000			3,641,000,000	2,650,000,000			7,670,000,000	18,997,000,000			61,793,000,000	62,007,000,000					7,608,000,000	25,742,000,000	128,000,000	5,000,000	8,777,000,000	6,206,000,000			53,000,000	146,000,000																181,630,000,000	179,837,000,000												256,000,000	25,000,000			0	0			5,000,000	25,000,000			251,000,000	0			0	0			256,000,000	349,000,000			0	0			0	0			0	0					0	0	13,470,000,000	12,144,000,000	305,000,000	588,000,000			0	87,000,000																14,287,000,000	13,193,000,000												0	0			0	0			0	0			0	0			0	0			0	0			0	0			0	0			0	0					0	0	0	0	0	0			0	0																0	0												174,854,000,000	187,286,000,000			120,226,000,000	167,898,000,000			48,974,000,000	14,798,000,000			5,654,000,000	4,590,000,000			11,348,000,000	29,997,000,000			11,559,000,000	6,537,000,000			3,647,000,000	2,650,000,000			20,777,000,000	24,503,000,000			61,794,000,000	62,008,000,000					7,608,000,000	25,742,000,000	13,598,000,000	12,149,000,000	9,082,000,000	6,794,000,000			2,051,000,000	2,699,000,000																316,318,000,000	360,365,000,000
Loans	1,976,000,000	1,364,000,000		0	0																																																																											510,000,000	374,000,000																																																																											1,466,000,000	990,000,000																																																																											0	0
Mortgage servicing rights	13,649,000,000	15,531,000,000	9,403,000,000	0	0																																																																											0	0																																																																											13,649,000,000	15,531,000,000																																																																											0	0
Other assets	18,201,000,000	24,177,000,000		5,142,000,000	7,406,000,000																																																							49,000,000	165,000,000	5,093,000,000	7,241,000,000																	1,018,000,000	687,000,000																																																							826,000,000	597,000,000	192,000,000	90,000,000																	12,041,000,000	16,084,000,000																																																							7,862,000,000	6,563,000,000	4,179,000,000	9,521,000,000																	0	0																																																							0	0	0	0																																																																									8,737,000,000	7,325,000,000	9,464,000,000	16,852,000,000
Total assets measured at fair value on a recurring basis	874,296,000,000	840,133,000,000		353,826,000,000	334,065,000,000																																																																											1,858,762,000,000	1,863,728,000,000																																																																											110,639,000,000	127,648,000,000																																																																											(1,448,931,000,000)	(1,485,308,000,000)
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Commercial first lien mortgages																																																																																																																																																																																																																																																																																																																				2,600,000,000	2,700,000,000
Investment valued at net asset value	12,100,000,000	16,800,000,000		5,900,000,000	9,000,000,000																																																																											2,000,000,000	3,200,000,000																																																																											4,200,000,000	4,600,000,000
Fair Value Level Three To Level Two Transfers Amount																																																																																																																																																																																																																																																																																																																				1,200,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	4,369,000,000	4,455,000,000																																																																							0	0																																																																											3,736,000,000	3,979,000,000																																																																											633,000,000	476,000,000																																																																											0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	4,060,000,000	3,396,000,000																																																																							0	0																																																																											4,060,000,000	3,396,000,000																																																																											0	0																																																																											0	0
Other borrowed funds	9,931,000,000	5,637,000,000																																																																							0	0																																																																											8,959,000,000	5,095,000,000																																																																											972,000,000	542,000,000																																																																											0	0
Debt and equity instruments	76,947,000,000	64,946,000,000																																																																							58,468,000,000	50,577,000,000																																																																											18,425,000,000	14,359,000,000																																																																											54,000,000	10,000,000																																																																											0	0
Derivative payables	69,219,000,000	60,125,000,000																																																																							4,481,000,000	2,038,000,000	2,625,000,000	0	972,000,000	22,000,000	862,000,000																																																																						1,450,343,000,000	1,481,813,000,000	1,085,233,000,000	112,545,000,000	158,908,000,000	39,046,000,000	54,611,000,000																																																																						30,285,000,000	35,332,000,000	2,586,000,000	12,516,000,000	4,850,000,000	7,331,000,000	3,002,000,000																																																																						(1,415,890,000,000)	(1,459,058,000,000)	(1,070,057,000,000)	(119,923,000,000)	(139,715,000,000)	(35,949,000,000)	(50,246,000,000)																																																													20,387,000,000	5,138,000,000	25,015,000,000	10,450,000,000	8,229,000,000
Trading liabilities	146,166,000,000	125,071,000,000																																																																							62,949,000,000	52,615,000,000																																																																											1,468,768,000,000	1,496,172,000,000																																																																											30,339,000,000	35,342,000,000																																																																											(1,415,890,000,000)	(1,459,058,000,000)
Accounts payable and other liabilities	236,000,000	357,000,000																																																																							0	0																																																																											0	2,000,000																																																																											236,000,000	355,000,000																																																																											0	0
Beneficial interests issued by consolidated VIEs	1,495,000,000	1,410,000,000																																																																							0	0																																																																											622,000,000	785,000,000																																																																											873,000,000	625,000,000																																																																											0	0
Long-term debt	38,839,000,000	48,972,000,000																																																																							0	0																																																																											25,795,000,000	30,685,000,000																																																																											13,044,000,000	18,287,000,000																																																																											0	0
Total liabilities measured at fair value on a recurring basis	$ 205,096,000,000	$ 189,298,000,000																																																																							$ 62,949,000,000	$ 52,615,000,000																																																																											$ 1,511,940,000,000	$ 1,540,114,000,000																																																																											$ 46,097,000,000	$ 55,627,000,000																																																																											$ (1,415,890,000,000)	$ (1,459,058,000,000)